UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04894
                                   ---------

                            Franklin Managed Trust
                            ----------------------
              (Exact name of registrant as specified in charter)

                One Franklin Parkway, San Mateo, CA 94403-1906
            (Address of principal executive offices) (Zip code)

       Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period: 3/31/04
                          -------

Item 1. Reports to Stockholders.


                                                         MARCH 31, 2004


                                              A series of Franklin Managed Trust



[GRAPHIC OMITTED]


SEMIANNUAL REPORT AND SHAREHOLDER LETTER


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        RISING DIVIDENDS FUND             Eligible shareholders can sign up for
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                                [GRAPHIC OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS
                      Franklin  o  Templeton  o  Mutual Series

          Franklin Templeton Investments

          GAIN FROM OUR PERSPECTIVE


          Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.


SPECIALIZED EXPERTISE

          Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

          FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

          TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

          MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.


TRUE DIVERSIFICATION

          Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.


RELIABILITY YOU CAN TRUST

          At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.


 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC OMITTED]

Not part of the semiannual report

                               Contents

SHAREHOLDER LETTER ......................................................      1



SEMIANNUAL REPORT

Franklin Rising Dividends Fund ..........................................      3

Performance Summary .....................................................      7

Financial Highlights and
Statement of Investments ................................................     10

Financial Statements ....................................................     16

Notes to Financial Statements ...........................................     20

Proxy Voting Policies and Procedures ....................................     27

--------------------------------------------------------------------------------



Semiannual Report

Franklin Rising Dividends Fund


YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Rising Dividends Fund seeks long-term capital appreciation. Preservation of capital is also an important consideration. The Fund primarily invests in equity securities of companies that have paid consistently rising dividends over the past 10 years.



This semiannual report for Franklin Rising Dividends Fund covers the period ended March 31, 2004.



PERFORMANCE OVERVIEW

Franklin Rising Dividends Fund - Class A delivered a +12.75% cumulative total return for the six-month period ended March 31, 2004. The Fund underperformed its benchmark, the Russell Midcap(R) Value Index, which posted a 21.38% return for the same period. 1 Please note that the Fund employs a bottom-up stock selection process, and the managers invest in securities without regard to benchmark comparisons. You can find the Fund's performance data in the Performance Summary beginning on page 7.


ECONOMIC AND MARKET OVERVIEW

During the six months ended March 31, 2004, the U.S. economy strengthened. Driven by massive fiscal and economic stimuli injected into the economy last year, the second half of 2003 experienced the fastest advance in output of U.S.-made goods and services in nearly 20 years. Annualized gross domestic product (GDP) surged 8.2% in the third quarter of 2003 and rose 4.1% in the fourth quarter. This trend continued in early 2004, and first quarter GDP increased an estimated annualized 4.2%. During the period, the U.S. dollar's value declined against most major currencies, particularly versus the euro, which benefited many U.S. companies and contributed to corporate profit improvements. Business and consumer sentiment rose in early 2004. Consumer spending, however, was constrained by slow wage growth and heavy indebtedness.



1. Source: Standard & Poor's Micropal. The Russell Midcap Value Index is market capitalization-weighted and measures performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 14.


                                                           Semiannual Report | 3

Portfolio Breakdown
Based on Total Net Assets as of 3/31/04

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Finance*                                      33.5%
Producer Manufacturing                        20.1%
Health Technology                             12.1%
Consumer Non-Durables                          8.0%
Process Industries                             6.6%
Retail Trade                                   4.9%
Consumer Durables                              4.1%
Technology Services                            3.0%
Non-Energy Minerals                            2.0%
Electronic Technology                          1.7%
Commercial Services                            0.3%
Short-Term Investments & Other Net Assets      3.7%

*Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio.


Productivity gains, shifting global manufacturing operations, raw materials shortages, and rising fuel prices, as well as U.S. political uncertainty in an election year, appeared to inhibit U.S. job growth. Unemployment generally decreased during most of the reporting period, and monthly unemployment figures for November 2003 through March 2004 were below 6%. Inflation remained in check during the period, despite higher energy prices stemming from rising global demand, less supply from oil-producing countries and a lower U.S. dollar, which made imported oil more expensive in U.S.-dollar terms.

During the period, domestic equity markets continued a rally that began in March 2003. Data showing robust economic growth and improving corporate balance sheets seemed to increase investor confidence in the stock markets. The Standard & Poor's 500 Composite Index (S&P 500) rose 14.07% for the six months under review, while the technology-heavy NASDAQ Composite Index gained 11.94%. 2 As economic data improved, some interest rates increased in fall 2003. However, lack of job creation sparked concerns about the strength of economic recovery, which contributed to an interest rate decline by the end of the period. For example, the 10-year Treasury note yielded 3.96% on September 30, 2003, reached a peak of 4.49% on November 10, 2003, then declined to 3.86% by March 31, 2004.


INVESTMENT STRATEGY

We base our investment strategy on our belief that companies with consistently rising dividends should, over time, also realize stock price appreciation. We select portfolio securities based on several criteria. To be eligible for purchase, stocks generally will pass certain screening procedures, requiring consistent and substantial dividend increases, strong balance sheets, and relatively low price/earnings ratios. We seek fundamentally sound companies that meet our standards and attempt to acquire them at what we believe are attractive prices, often when they are out of favor with other investors.


MANAGER'S DISCUSSION

Significant contributors to Fund performance during the six months under review came from the finance and health technology sectors. American International Group (AIG), a global, multi-line insurance company, was the most meaningful contributor within the finance sector. AIG has increased dividends for 18 consecutive years, including a 38% increase in the past year. Hillenbrand



2. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value-weighted and includes over 3,000 companies.


4 |  Semiannual Report

Industries and Becton, Dickinson stood out among the Fund's health technology companies. Hillenbrand, primarily known for its funeral products business, focused on growing its health care operations, and the company has raised its dividend for 32 consecutive years. Becton, Dickinson manufactures a variety of medical supplies and devices, as well as diagnostic systems. During the reporting period, the company raised its dividend by 50%, the 31st year in a row of increased dividends.

Despite the Fund's double-digit total return, several portfolio holdings declined in value during the reporting period. For example, Family Dollar Stores' stock price declined as the company reported disappointing sales results during the holiday season for the second straight year. However, earnings per share continued to grow at a double-digit rate, and the company increased its dividend for the 28th year in a row. Another detractor from Fund performance was Superior Industries, a manufacturer of aluminum automobile wheels. The company lowered its earnings expectations for first quarter 2004 after experiencing operational problems and increased pricing pressure. Superior has a strong balance sheet and has increased its dividend for 18 consecutive years. Diebold also hindered Fund performance, as the company's electronic voting machine business has grown more slowly than many anticipated because some states continued to review product specifications. Diebold has increased its dividend for 50 consecutive years.

We added just one new position, United Technologies, during the six-month reporting period. United Technologies provides high-technology products and support services to customers in the aerospace and building industries worldwide. The company increased its dividend twice in the past year, with its current dividend rate 43% higher than a year ago. We eliminated our positions in Royal Dutch Petroleum and Fresh Brands during the period. We sold Royal Dutch after the company announced that it had been overstating its oil reserves, and we liquidated our holding in Fresh Brands because it cut its dividend after experiencing operating problems.

Our 10 largest positions on March 31, 2004, represented 40.5% of the Fund's total net assets. It is interesting to note how these 10 companies would, in aggregate, respond to the Fund's screening criteria based on a simple average of statistical measures. On average, these 10 companies have raised their dividends 24 years in a row and by 264% in the past 10 years. At period-end, their most recent year-over-year dividend increases averaged 21% with a yield of 1.9% and a dividend payout ratio of 27%, based on estimates of calendar year 2004 operating



TOP 10 EQUITY HOLDINGS
3/31/04

-----------------------------------------------------------
  COMPANY                                        % OF TOTAL
  SECTOR/INDUSTRY                                NET ASSETS
-----------------------------------------------------------
  Family Dollar Stores Inc.                            4.2%
    RETAIL TRADE
-----------------------------------------------------------
  American International Group Inc.                    4.2%
    FINANCE
-----------------------------------------------------------
  Praxair Inc.                                         4.2%
    PROCESS INDUSTRIES
-----------------------------------------------------------
  Hillenbrand Industries Inc.                          4.1%
    HEALTH TECHNOLOGY
-----------------------------------------------------------
  General Electric Co.                                 4.1%
    PRODUCER MANUFACTURING
-----------------------------------------------------------
  Old Republic International Corp.                     4.1%
    FINANCE
-----------------------------------------------------------
  Pfizer Inc.                                          4.0%
    HEALTH TECHNOLOGY
-----------------------------------------------------------
  Carlisle Cos. Inc.                                   4.0%
    PRODUCER MANUFACTURING
-----------------------------------------------------------
  Fannie Mae                                           4.0%
    FINANCE
-----------------------------------------------------------
  Washington Mutual Inc.                               3.6%
    FINANCE
-----------------------------------------------------------


                                                           Semiannual Report | 5
earnings. The average price/earnings ratio was 15.2 times 2004 estimates versus almost 18.5 for that of the unmanaged S&P 500 on March 31, 2004. 2

Thank your for your participation in Franklin Rising Dividends Fund. We look forward to serving your future investment needs.


[GRAPHIC OMITTED]
Donald G. Taylor

/s/ Donald G. Taylor

Donald G. Taylor
Senior Portfolio Manager
Franklin Rising Dividends Fund


THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MARCH 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 |  Semiannual Report

Performance Summary as of 3/31/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.


PRICE AND DISTRIBUTION INFORMATION


----------------------------------------------------------------------------------------------------
  CLASS A                                                  CHANGE           3/31/04          9/30/03
----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$3.25            $30.28           $27.03
----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/03-3/31/04)
----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1599
----------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                $0.0389
----------------------------------------------------------------------------------------------------
     Total                              $0.1988
----------------------------------------------------------------------------------------------------


  CLASS B                                                  CHANGE           3/31/04          9/30/03
----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$3.23            $30.04           $26.81
----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/03-3/31/04)
----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0705
----------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                $0.0389
----------------------------------------------------------------------------------------------------
     Total                              $0.1094
----------------------------------------------------------------------------------------------------


  CLASS C                                                  CHANGE           3/31/04          9/30/03
----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$3.23            $30.00           $26.77
----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/03-3/31/04)
----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0667
----------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                $0.0389
----------------------------------------------------------------------------------------------------
     Total                              $0.1056
----------------------------------------------------------------------------------------------------


  CLASS R                                                  CHANGE           3/31/04          9/30/03
----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$3.24            $30.21           $26.97
----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (10/1/03-3/31/04)
----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1590
----------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                $0.0389
----------------------------------------------------------------------------------------------------
     Total                              $0.1979
----------------------------------------------------------------------------------------------------


     Semiannual Report | Past performance does not guarantee future results. | 7

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.


-----------------------------------------------------------------------------------------------------
  CLASS A                               6-MONTH          1-YEAR          5-YEAR            10-YEAR
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +12.75%         +33.95%         +64.98%           +244.96%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          +6.26%         +26.24%          +9.23%            +12.51%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3         $10,626         $12,624         $15,549            $32,506
-----------------------------------------------------------------------------------------------------


  CLASS B                               6-MONTH         1-YEAR           5-YEAR    INCEPTION (1/1/99)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +12.47%         +33.19%         +60.64%            +45.79%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          +8.47%         +29.19%          +9.67%             +7.31%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3         $10,847         $12,919         $15,864            $14,479
-----------------------------------------------------------------------------------------------------


  CLASS C                               6-MONTH         1-YEAR           5-YEAR    INCEPTION (5/1/95)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +12.47%         +33.23%         +60.56%           +197.06%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2         +11.47%         +32.23%          +9.93%            +12.98%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3         $11,147         $13,223         $16,056            $29,706
-----------------------------------------------------------------------------------------------------


  CLASS R                                              6-MONTH           1-YEAR    INCEPTION (1/1/02)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +12.73%         +33.87%            +24.53%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         +11.73%         +32.87%            +10.28%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $11,173         $13,287            $12,453
-----------------------------------------------------------------------------------------------------


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Past performance does not guarantee future results. | Semiannual Report

ENDNOTES

THE FUND MAY INVEST IN STOCKS OF SMALLER-CAPITALIZATION COMPANIES, WHICH CARRY SPECIAL RISKS SUCH AS GREATER PRICE VOLATILITY THAN LARGER-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B:  These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.


     Semiannual Report | Past performance does not guarantee future results. | 9

Franklin Managed Trust

FINANCIAL HIGHLIGHTS


FRANKLIN RISING DIVIDENDS FUND


                                                   ----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                      MARCH 31, 2004                   YEAR ENDED SEPTEMBER 30,
CLASS A                                                 (UNAUDITED)      2003         2002       2001        2000        1999
                                                   ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ................       $27.03     $22.87       $22.71     $20.02      $21.28      $21.53
                                                       ------------------------------------------------------------------------
Income from investment operations:
  Net investment income a ...........................          .14        .16          .13        .18         .16         .15
  Net realized and unrealized gains (losses) ........         3.31       4.16          .87       2.70         .40        1.76
                                                       ------------------------------------------------------------------------
Total from investment operations ....................         3.45       4.32         1.00       2.88         .56        1.91
                                                       ------------------------------------------------------------------------
Less distributions from:
  Net investment income .............................         (.16)      (.07)        (.11)      (.19)       (.15)       (.17)
  Net realized gains ................................         (.04)      (.09)        (.73)        --       (1.67)      (1.99)
                                                       ------------------------------------------------------------------------
Total distributions .................................         (.20)      (.16)        (.84)      (.19)      (1.82)      (2.16)
                                                       ------------------------------------------------------------------------
Redemption fees .....................................           -- c       --           --         --          --          --
                                                       ------------------------------------------------------------------------
Net asset value, end of period ......................       $30.28     $27.03       $22.87     $22.71      $20.02      $21.28
                                                       ------------------------------------------------------------------------


Total return b ......................................       12.75%     18.98%        4.27%     14.40%       2.95%       8.29%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................   $1,093,756   $832,195     $502,150   $297,316    $261,571    $363,918
Ratios to average net assets:
  Expenses ..........................................        1.29% d    1.37%        1.36%      1.45%       1.58%       1.43%
  Net investment income .............................         .96% d     .62%         .51%       .78%        .81%        .66%
Portfolio turnover rate .............................        2.35%      4.23%        5.67%     18.72%      11.91%      14.04%

a Based on average daily shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Amount is less than $0.01 per share.
d Annualized.


10 |  Semiannual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND (CONTINUED)


                                                   ----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                      MARCH 31, 2004                   YEAR ENDED SEPTEMBER 30,
CLASS B                                                 (UNAUDITED)      2003         2002       2001        2000        1999
                                                   ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ................       $26.81     $22.75       $22.62     $19.96      $21.23      $23.54
                                                       ------------------------------------------------------------------------
Income from investment operations:
  Net investment income a ...........................          .06        .02           --        .06         .06         .04
  Net realized and unrealized gains (losses) ........         3.28       4.14          .88       2.69         .39       (2.24)
                                                       ------------------------------------------------------------------------
Total from investment operations ....................         3.34       4.16          .88       2.75         .45       (2.20)
                                                       ------------------------------------------------------------------------
Less distributions from:
  Net investment income .............................         (.07)      (.01)        (.02)      (.09)       (.05)       (.11)
  Net realized gains ................................         (.04)      (.09)        (.73)        --       (1.67)         --
                                                       ------------------------------------------------------------------------
Total distributions .................................         (.11)      (.10)        (.75)      (.09)      (1.72)       (.11)
                                                       ------------------------------------------------------------------------
Redemption fees .....................................           -- c       --           --         --          --          --
                                                       ------------------------------------------------------------------------
Net asset value, end of period ......................       $30.04     $26.81       $22.75     $22.62      $19.96      $21.23
                                                       ------------------------------------------------------------------------


Total return b ......................................       12.47%     18.33%        3.78%     13.77%       2.38%     (9.38)%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................     $252,548   $176,837      $45,522     $4,934      $1,684      $1,477
Ratios to average net assets:
  Expenses ..........................................        1.84% e    1.92%        1.93%      2.00%       2.13%       1.98% e
  Net investment income .............................         .41% e     .07%       (.06)%       .24%        .27%        .24% e
Portfolio turnover rate .............................        2.35%      4.23%        5.67%     18.72%      11.91%      14.04%


a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Amount is less than $0.01 per share.
d For the period January 1, 1999 (effective date) to September 30, 1999.
e Annualized.


                                                          Semiannual Report | 11

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND (CONTINUED)


                                                   ----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                      MARCH 31, 2004                   YEAR ENDED SEPTEMBER 30,
CLASS C                                                 (UNAUDITED)      2003         2002       2001        2000        1999
                                                   ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ................       $26.77     $22.72       $22.60     $19.92      $21.19      $21.45
                                                       ------------------------------------------------------------------------
Income from investment operations:
  Net investment income a ...........................          .06        .02          .01        .05         .06         .03
  Net realized and unrealized gains (losses) ........         3.28       4.13          .86       2.70         .39        1.75
                                                       ------------------------------------------------------------------------
Total from investment operations ....................         3.34       4.15          .87       2.75         .45        1.78
                                                       ------------------------------------------------------------------------
Less distributions from:
  Net investment income .............................         (.07)      (.01)        (.02)      (.07)       (.05)       (.05)
  Net realized gains ................................         (.04)      (.09)        (.73)        --       (1.67)      (1.99)
                                                       ------------------------------------------------------------------------
Total distributions .................................         (.11)      (.10)        (.75)      (.07)      (1.72)      (2.04)
                                                       ------------------------------------------------------------------------
Redemption fees .....................................           -- c       --           --         --          --          --
                                                       ------------------------------------------------------------------------
Net asset value, end of period ......................       $30.00     $26.77       $22.72     $22.60      $19.92      $21.19
                                                       ------------------------------------------------------------------------


Total return b ......................................       12.47%     18.30%        3.72%     13.78%       2.38%       7.69%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................     $417,278   $289,700      $94,734    $32,074     $23,870     $40,544
Ratios to average net assets:
  Expenses ..........................................        1.84% d    1.93%        1.85%      1.99%       2.07%       1.98%
  Net investment income .............................         .41% d     .06%         .02%       .23%        .30%        .11%
Portfolio turnover rate .............................        2.35%      4.23%        5.67%     18.72%      11.91%      14.04%


a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Amount is less than $0.01 per share.
d Annualized.


12 |  Semiannual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND (CONTINUED)


                                                      -------------------------------------------
                                                        SIX MONTHS ENDED          YEAR ENDED
                                                         MARCH 31, 2003          SEPTEMBER 30,
CLASS R                                                   (UNAUDITED)         2003        2002 d
                                                      -------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...............          $26.97        $22.84        $24.67
                                                      -------------------------------------------
Income from investment operations:
  Net investment income a ..........................             .14           .14           .11
  Net realized and unrealized gains (losses) .......            3.30          4.15         (1.85)
                                                      -------------------------------------------
Total from investment operations ...................            3.44          4.29         (1.74)
                                                      -------------------------------------------
Less distributions from:
  Net investment income ............................            (.16)         (.07)         (.09)
  Net realized gains ...............................            (.04)         (.09)           --
                                                      -------------------------------------------
Total distributions ................................            (.20)         (.16)         (.09)
                                                      -------------------------------------------
Redemption fees ....................................              -- c          --            --
                                                      -------------------------------------------
Net asset value, end of period .....................          $30.21        $26.97        $22.84
                                                      -------------------------------------------


Total return b .....................................          12.73%        18.91%       (7.10)%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................         $31,192       $19,464        $1,774
Ratios to average net assets:
  Expenses .........................................           1.34% e       1.43%         1.41% e
  Net investment income ............................            .91% e        .56%          .46% e
Portfolio turnover rate ............................           2.35%         4.23%         5.67%



a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Amount is less than $0.01 per share.
d For the period January 2, 2002 (effective date) to September 30, 2002.
e Annualized.


                     Semiannual Report | See notes to financial statements. | 13

Franklin Managed Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2004 (UNAUDITED)


-------------------------------------------------------------------------------------------------------
   FRANKLIN RISING DIVIDENDS FUND                                        SHARES            VALUE
-------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND OTHER EQUITY INTERESTS 96.3%
   COMMERCIAL SERVICES .3%
   ABM Industries Inc. ...........................................       306,300       $    5,498,085
                                                                                       --------------
   CONSUMER DURABLES 4.1%
   Leggett & Platt Inc. ..........................................     1,887,000           44,740,770
   Russ Berrie & Co. Inc. ........................................       846,200           29,617,000
                                                                                       --------------
                                                                                           74,357,770
                                                                                       --------------
   CONSUMER NON-DURABLES 8.0%
   Alberto-Culver Co. ............................................     1,254,450           55,032,721
   Altria Group Inc. .............................................        59,500            3,239,775
   Lancaster Colony Corp. ........................................       487,900           19,711,160
   Procter & Gamble Co. ..........................................       569,700           59,750,136
   Superior Uniform Group Inc. ...................................       224,700            3,685,080
   Universal Corp. ...............................................        47,600            2,419,032
                                                                                      ---------------
                                                                                          143,837,904
                                                                                      ---------------
   ELECTRONIC TECHNOLOGY 1.7%
   Cohu Inc. .....................................................       284,400            5,304,060
   Diebold Inc. ..................................................       523,800           25,205,256
                                                                                      ---------------
                                                                                           30,509,316
                                                                                      ---------------
   FINANCE 33.5%
   AFLAC Inc. ....................................................     1,171,600           47,028,024
   American International Group Inc. .............................     1,050,977           74,987,209
   Arthur J. Gallagher & Co. .....................................     1,157,000           37,683,490
   Erie Indemnity Co., A .........................................       637,000           30,741,620
   Fannie Mae ....................................................       965,000           71,747,750
   Mercantile Bankshares Corp. ...................................       576,950           24,791,541
   Mercury General Corp. .........................................       425,100           21,225,243
   National Commerce Financial Corp. .............................     1,910,900           54,670,849
   Old Republic International Corp. ..............................     2,981,500           73,225,640
   Peoples Bancorp Inc. ..........................................       232,768            6,473,278
   RLI Corp. .....................................................       551,524           21,288,826
   State Street Corp. ............................................       269,200           14,033,396
   TrustCo Bank Corp. NY .........................................       678,121            9,127,509
   U.S. Bancorp ..................................................     1,568,903           43,380,168
   Washington Mutual Inc. ........................................     1,520,050           64,921,335
   Wilmington Trust Corp. ........................................       139,400            5,209,378
                                                                                       --------------
                                                                                          600,535,256
                                                                                       --------------
   HEALTH TECHNOLOGY 12.1%
   Becton, Dickinson & Co. .......................................       754,800           36,592,704
   Hillenbrand Industries Inc. ...................................     1,087,200           73,810,008
   Pfizer Inc. ...................................................     2,069,100           72,521,955
a  West Pharmaceutical Services Inc. .............................       904,800           33,839,520
                                                                                       --------------
                                                                                          216,764,187
                                                                                       --------------
   NON-ENERGY MINERALS 2.0%
   Nucor Corp. ...................................................       571,100           35,111,228
                                                                                       --------------


14 |  Semiannual Report

Franklin Managed Trust


-------------------------------------------------------------------------------------------------------
   FRANKLIN RISING DIVIDENDS FUND                                        SHARES            VALUE
-------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
   PROCESS INDUSTRIES 6.6%
   Bemis Co. Inc. ................................................       568,600       $   14,783,600
   Donaldson Co. Inc. ............................................       611,200           16,215,136
   Myers Industries Inc. .........................................     1,011,030           12,435,669
   Praxair Inc. ..................................................     2,009,800           74,603,776
                                                                                      ---------------
                                                                                          118,038,181
                                                                                      ---------------
   PRODUCER MANUFACTURING 20.1%
   Baldor Electric Co. ...........................................       144,666            3,324,425
   Brady Corp., A ................................................       202,500            7,711,200
   Carlisle Cos. Inc. ............................................     1,267,100           71,781,215
   CIRCOR International Inc. .....................................       110,300            2,492,780
   Dover Corp. ...................................................       457,400           17,733,398
   General Electric Co. ..........................................     2,407,500           73,476,900
   Graco Inc. ....................................................       941,138           27,396,513
   Kaydon Corp. ..................................................       293,800            8,088,314
   Roper Industries Inc. .........................................     1,339,600           64,635,700
   Superior Industries International Inc. ........................     1,174,500           41,624,280
   Teleflex Inc. .................................................       434,000           21,365,820
   United Technologies Corp. .....................................       252,800           21,816,640
                                                                                      ---------------
                                                                                          361,447,185
                                                                                      ---------------
   RETAIL TRADE 4.9%
   Family Dollar Stores Inc. .....................................     2,100,800           75,523,760
   Limited Brands Inc. ...........................................       599,410           11,988,200
                                                                                      ---------------
                                                                                           87,511,960
                                                                                      ---------------
   TECHNOLOGY SERVICES 3.0%
   Reynolds & Reynolds Co., A ....................................     1,907,800           54,200,598
                                                                                      ---------------
   TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
     (COST $1,382,814,352) .......................................                      1,727,811,670
                                                                                      ---------------
   SHORT TERM INVESTMENTS (COST $65,114,347) 3.6%
 b Franklin Institutional Fiduciary Trust Money
     Market Portfolio ............................................    65,114,347           65,114,347
                                                                                      ---------------
   TOTAL INVESTMENTS (COST $1,447,928,699) 99.9% .................                      1,792,926,017
   OTHER ASSETS, LESS LIABILITIES .1% ............................                          1,847,927
                                                                                      ---------------
   NET ASSETS 100.0% .............................................                    $ 1,794,773,944
                                                                                      ===============

a See Note 6 regarding Holdings of 5% Voting Securities.
b See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust
  Money Market Portfolio.

                     Semiannual Report | See notes to financial statements. | 15

Franklin Managed Trust

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
March 31, 2004 (unaudited)


                                                             ------------------
                                                               FRANKLIN RISING
                                                               DIVIDENDS FUND
                                                             ------------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ............................     $1,423,203,400
  Cost - Non-controlled affiliated issuers ...............         24,725,299
                                                               ==============
  Value - Unaffiliated issuers ...........................      1,759,086,497
  Value - Non-controlled affiliated issuers ..............         33,839,520
 Receivables:
  Capital shares sold ....................................          7,557,109
  Dividends and interest .................................          2,604,627
                                                               --------------
       Total assets ......................................      1,803,087,753
                                                               --------------
Liabilities:
 Payables:
  Investment securities purchased ........................          2,478,043
  Capital shares redeemed ................................          2,256,517
  Affiliates .............................................          3,161,727
  Shareholders ...........................................            293,232
 Other liabilities .......................................            124,290
                                                               --------------
      Total liabilities ..................................          8,313,809
                                                               --------------
        Net assets, at value .............................     $1,794,773,944
                                                               ==============
Net assets consist of:
 Undistributed net investment income .....................     $    2,618,809
 Net unrealized appreciation (depreciation) ..............        344,997,318
 Accumulated net realized gain (loss) ....................         10,347,167
 Capital shares ..........................................      1,436,810,650
                                                               --------------
        Net assets, at value .............................     $1,794,773,944
                                                               ==============


16 |  Semiannual Report

Franklin Managed Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
March 31, 2004 (unaudited)


                                                                               ------------------
                                                                                 FRANKLIN RISING
                                                                                 DIVIDENDS FUND
                                                                               ------------------
CLASS A:
 Net assets, at value ........................................................    $1,093,756,024
                                                                                  ==============
 Shares outstanding ..........................................................        36,116,367
                                                                                  ==============
 Net asset value per share a .................................................            $30.28
                                                                                  ==============
 Maximum offering price per share (Net asset value per share  /  94.25%) .....            $32.13
                                                                                  ==============
CLASS B:
 Net assets, at value ........................................................    $  252,547,517
                                                                                  ==============
 Shares outstanding ..........................................................         8,406,196
                                                                                  ==============
 Net asset value and maximum offering price per share a ......................            $30.04
                                                                                  ==============
CLASS C:
 Net assets, at value ........................................................    $  417,278,180
                                                                                  ==============
 Shares outstanding ..........................................................        13,909,869
                                                                                  ==============
 Net asset value and maximum offering price per share a ......................            $30.00
                                                                                  ==============
CLASS R:
 Net assets, at value ........................................................    $   31,192,223
                                                                                  ==============
 Shares outstanding ..........................................................         1,032,424
                                                                                  ==============
 Net asset value and maximum offering price per share a ......................            $30.21
                                                                                  ==============


a Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.


                     Semiannual Report | See notes to financial statements. | 17

Franklin Managed Trust

STATEMENT OF OPERATIONS
for the six months ended March 31, 2004 (unaudited)


                                                                       -------------------
                                                                         FRANKLIN RISING
                                                                         DIVIDENDS FUND
                                                                       -------------------
Investment income:
 Dividends:
  Unaffiliated issuers ..............................................      $ 17,575,052
  Non-controlled affiliated issuers (Note 6) ........................           380,016
                                                                           ------------
  Total investment income ...........................................        17,955,068
                                                                           ------------
Expenses:
 Management fees (Note 3) ...........................................         4,804,320
 Distribution fees (Note 3)
  Class A ...........................................................         2,214,543
  Class B ...........................................................         1,112,225
  Class C ...........................................................         1,848,532
  Class R ...........................................................            64,109
 Transfer agent fees (Note 3) .......................................         1,538,762
 Accounting fees (Note 3) ...........................................            19,255
 Custodian fees .....................................................             8,216
 Reports to shareholders ............................................            96,617
 Registration and filing fees .......................................           122,500
 Professional fees ..................................................            35,658
 Trustees' fees and expenses ........................................            23,800
 Other ..............................................................            36,060
                                                                           ------------
  Total expenses ....................................................        11,924,597
                                                                           ------------
    Net investment income ...........................................         6,030,471
                                                                           ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ..........................        11,442,391
Net unrealized appreciation (depreciation) on investments ...........       158,421,664
                                                                           ------------
Net realized and unrealized gain (loss) .............................       169,864,055
                                                                           ------------
Net increase (decrease) in net assets resulting from operations .....      $175,894,526
                                                                           ============

18 | See notes to financial statements. | Semiannual Report

Franklin Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended March 31, 2004 (unaudited) and the year ended September 30, 2003


                                                                                      --------------------------------------
                                                                                          FRANKLIN RISING DIVIDENDS FUND
                                                                                      --------------------------------------
                                                                                      SIX MONTHS ENDED        YEAR ENDED
                                                                                       MARCH 31, 2004     SEPTEMBER 30, 2003
                                                                                      --------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..........................................................     $    6,030,471       $    4,248,985
  Net realized gain (loss) from investments ......................................         11,442,391            2,506,089
  Net unrealized appreciation (depreciation) on investments ......................        158,421,664          150,411,443
                                                                                       -------------------------------------
      Net increase (decrease) in net assets resulting from operations ............        175,894,526          157,166,517
Distributions to shareholders from:
 Net investment income:
  Class A ........................................................................         (5,112,233)          (1,586,483)
  Class B ........................................................................           (530,097)             (35,548)
  Class C ........................................................................           (833,797)             (58,587)
  Class R ........................................................................           (125,934)             (19,592)
 Net realized gains:
  Class A ........................................................................         (1,235,098)          (2,092,455)
  Class B ........................................................................           (285,847)            (245,781)
  Class C ........................................................................           (472,640)            (462,944)
  Class R ........................................................................            (30,577)             (23,150)
                                                                                       -------------------------------------
 Total distributions to shareholders .............................................         (8,626,223)          (4,524,540)
Capital share transactions: (Note 2)
  Class A ........................................................................        158,124,292          226,119,921
  Class B ........................................................................         52,571,128          113,822,110
  Class C ........................................................................         89,437,778          165,642,842
  Class R ........................................................................          9,171,215           15,787,912
                                                                                       -------------------------------------
Total capital share transactions .................................................        309,304,413          521,372,785
Redemption fees (Note 1e) ........................................................              5,774                   --
      Net increase (decrease) in net assets ......................................        476,578,490          674,014,762
Net assets:
 Beginning of period .............................................................      1,318,195,454          644,180,692
                                                                                       -------------------------------------
 End of period ...................................................................     $1,794,773,944       $1,318,195,454
                                                                                       =====================================
Undistributed net investment income included in net assets:
 End of period ...................................................................      $   2,618,809       $    3,190,399
                                                                                       =====================================

                     Semiannual Report | See notes to financial statements. | 19

Franklin Managed Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


FRANKLIN RISING DIVIDENDS FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Managed Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Rising Dividends Fund (the Fund). The Fund seeks long-term capital appreciation.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. If events occur that materially affect the values of securities after the prices are determined but prior to 4:00 PM ET or the close of trading on the NYSE, whichever is earlier , or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value as determined following procedures approved by the Board of Trustees. Investments in open-end mutual funds are valued at the closing net asset value.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


20 | Semiannual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. REDEMPTION FEES

Redemptions and exchanges of Fund shares held 30 days or less may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid in capital.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.



2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Class R. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At March 31, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:


                                    -------------------------------------------------------------------
                                         SIX MONTHS ENDED                        YEAR ENDED
                                          MARCH 31, 2004                     SEPTEMBER 30, 2003
                                    -------------------------------------------------------------------
                                      SHARES          AMOUNT              SHARES           AMOUNT
                                    -------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ....................    9,323,168     $ 274,839,193         16,950,150     $ 423,590,362
 Shares issued in reinvestment of
   distributions ................      187,097         5,461,281            130,077         3,208,995
 Shares redeemed ................   (4,176,954)     (122,176,182)        (8,258,155)     (200,679,436)
                                    -------------------------------------------------------------------
 Net increase (decrease) ........    5,333,311     $ 158,124,292          8,822,072     $ 226,119,921
                                    ===================================================================
CLASS B SHARES:
 Shares sold ....................    2,147,208     $  62,522,713          5,212,913     $ 128,837,999
 Shares issued in reinvestment of
   distributions ................       24,214           701,719             10,097           248,202
 Shares redeemed ................     (361,051)      (10,653,304)          (628,597)      (15,264,091)
                                    -------------------------------------------------------------------
 Net increase (decrease) ........    1,810,371     $  52,571,128          4,594,413     $ 113,822,110
                                    ===================================================================

                                                          Semiannual Report | 21

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND


2. SHARES OF BENEFICIAL INTEREST (CONTINUED)


                                    -------------------------------------------------------------------
                                         SIX MONTHS ENDED                        YEAR ENDED
                                          MARCH 31, 2004                     SEPTEMBER 30, 2003
                                    -------------------------------------------------------------------
                                      SHARES          AMOUNT               SHARES          AMOUNT
                                    -------------------------------------------------------------------
CLASS C SHARES:
 Shares sold ....................    4,089,492     $118,952,093           7,976,909     $197,839,477
 Shares issued in reinvestment of
   distributions ................       38,312        1,108,471              18,855          462,902
 Shares redeemed ................   (1,041,427)     (30,622,786)         (1,341,870)     (32,659,537)
                                    ------------------------------------------------------------------
 Net increase (decrease) ........    3,086,377     $ 89,437,778           6,653,894     $165,642,842
                                    ==================================================================
CLASS R SHARES:
 Shares sold ....................      407,418     $ 12,030,828             757,073     $ 18,572,440
 Shares issued in reinvestment of
   distributions ................        5,369          156,343               1,564           38,502
 Shares redeemed ................     (101,926)      (3,015,956)           (114,756)      (2,823,030)
                                    ------------------------------------------------------------------
 Net increase (decrease) ........      310,861     $  9,171,215             643,881     $ 15,787,912
                                    ==================================================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also officers or directors of the following entities:


ENTITY                                                                 AFFILIATION
---------------------------------------------------------------------------------------------
Franklin Advisory Services, LLC (Advisory Services)                    Investment manager
Franklin Templeton Services, LLC (FT Services)                         Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                   Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)          Transfer agent


The Fund pays an investment management fee to Advisory Services based on the average net assets of the Fund as follows:

-------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
-------------------------------------------------------------------------
        .750%           First $500 million
        .625%           Over $500 million, up to and including $1 billion
        .500%           In excess of $1 billion


The Fund also pays accounting fees to Advisory Services as noted in the Statement of Operations.

Under an agreement with Advisory Services, FT Services provides administrative services to the Fund. The fee is paid by Advisory Services based on average daily net assets, and is not an additional expense of the Fund.


22 | Semiannual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND


3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Fund reimburses Distributors up to .50%, 1.00%, 1.00% and .50% per year of its average daily net assets of Class A, Class B, Class C, and Class R, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

Distributors has advised the Fund it paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the period of $2,740,039 and $247,451, respectively.

The Fund paid transfer agent fees of $1,538,762 of which $873,886 was paid to Investor Services.



4. INCOME TAXES

At March 31, 2004, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ....................................    $1,448,879,255
                                                            --------------
Unrealized appreciation ................................       348,199,772
Unrealized depreciation ................................        (4,153,010)
                                                            --------------
Net unrealized appreciation (depreciation) .............    $  344,046,762
                                                            ==============


Net realized gains differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

FRANKLIN RISING DIVIDENDS FUND



5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended March 31, 2004, aggregated $317,395,739 and $35,779,805, respectively.


                                                          Semiannual Report | 23

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND



6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund at March 31, 2004 were as shown below.


---------------------------------------------------------------------------------------------------------------------
                             NUMBER OF                               NUMBER OF                              REALIZED
                            SHARES HELD                             SHARES HELD     VALUE                    CAPITAL
                           AT BEGINNING     GROSS        GROSS       AT END OF    AT END OF    INVESTMENT     GAIN
  NAME OF ISSUER             OF PERIOD    ADDITIONS   REDUCTIONS      PERIOD       PERIOD        INCOME      (LOSS)
---------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
West Pharmaceutical
 Services Inc. ...........    904,800         --          --          904,800    $33,839,520     $380,016       --
                                                                                -------------------------------------


7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the advisor). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $256,254 of dividend income from investment in the Sweep Money Fund for the period ended March 31, 2004.


8. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING
On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 14, 2004, the Company filed an answer denying all violations of the Massachusetts Act.


24 | Semiannual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

8. REGULATORY MATTERS (CONTINUED)

GOVERNMENTAL INVESTIGATIONS
As part of ongoing investigations by the U.S. Securities and Exchange Commission
(SEC), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General and the Vermont Department of Banking, Insurance, Securities, and Health Care Administration, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell Fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The staff of the SEC has informed the Company that it intends to recommend that the SEC authorize a civil injunctive action against an affiliate of the Trust's investment manager. The SEC's investigation is focused on the activities that are the subject of the Mass. Proceeding described above and other instances of alleged market timing by a limited number of third parties that ended in 2000. The Company currently believes that the charges the SEC staff is contemplating are unwarranted. There are discussions underway with the SEC staff in an effort to resolve the issues raised in their investigation.

In response to requests for information and subpoenas from the SEC and the California Attorney General, the Company has provided documents and testimony has been taken relating to payments to security dealers who sell Fund shares. Effective November 28, 2003, the Company determined not to direct any further brokerage commissions where the allocation is based, not only on best execution, but also on the sale of Fund shares.

OTHER LEGAL PROCEEDINGS
The Trust, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York, New Jersey, and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Mass. Proceeding detailed above. The lawsuits are styled as class actions or derivative actions.


                                                          Semiannual Report | 25

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

8. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)
In addition, the Company and its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and payment of allegedly excessive commissions and advisory fees. These lawsuits are styled as class actions and derivative actions.

Management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing Mass. Proceeding, other governmental investigations or class actions or other lawsuits. The impact, if any, of these matters on the Trust is uncertain at this time. If the Company determines that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


26 | Semiannual Report

Franklin Managed Trust

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.


                                                          Semiannual Report | 27

                       This page intentionally left blank.

Literature Request


For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Money Fund 5, 6
Franklin Short-Intermediate U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 7

NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8
Tax-Exempt Money Fund 5, 6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 7
Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia


INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 10



1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2. The fund is only open to existing shareholders as well as select retirement plans.
3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4. Upon reaching approximately $350 million in assets, the fund intends to close to all investors.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
7. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.
8.  Portfolio of insured municipal securities.
9. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
10. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

02/04                                          Not part of the semiannual report

     [GRAPHIC OMITTED]
 FRANKLIN(R) TEMPLETON(R)                               One Franklin Parkway
        INVESTMENTS                                     San Mateo, CA 94403-1906




[GRAPHIC OMITTED] WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
                  Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.




SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN RISING DIVIDENDS FUND



INVESTMENT MANAGER

Franklin Advisory Services, LLC
One Parker Plaza
Ninth Floor
Fort Lee, NJ 07024

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


158 S2004 05/04



Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank T. Crohn, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.  N/A

Item 5. Audit Committee of Listed Registrants.  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 9. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 10. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 11. Exhibits.

(A) Code of Ethics for Principal Executive and Senior Financial Officers.

(B)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Diomedes Loo-Tam, Chief Financial Officer

(B)(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Diomedes Loo-Tam, Chief Financial Officer



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    May 11, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    May 11, 2004


By /s/Diomedes Loo-Tam
Chief Financial Officer
Date    May 11, 2004